Credit Risk - Disclosure of IFRS 9 Credit Quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure	£ 312,830	£ 319,319
Loss allowance	1,007	866
Provision	380	366
Total ECL	£ 1,007	£ 866
Coverage ratio	0.30%	0.30%
Retail mortgage offers in pipeline	£ 2,800	£ 10,600
Mortgages
Disclosure of credit risk exposure [line items]
Loss allowance	253	191
Credit cards
Disclosure of credit risk exposure [line items]
Loss allowance	130	89
Other
Disclosure of credit risk exposure [line items]
Loss allowance	164	109
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowance	67	52
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	393	425
Corporate Centre
Disclosure of credit risk exposure [line items]
Loss allowance	0	0
Stage 1
Disclosure of credit risk exposure [line items]
Exposure	290,813	298,285
Total ECL	£ 171	£ 133
Coverage ratio	0.10%	0.00%
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 19,282	£ 18,013
Loss allowance	516	330
Total ECL	£ 516	£ 330
Coverage ratio	2.70%	1.80%
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 13,576	£ 11,118
Loss allowance	£ 131	£ 88
Coverage ratio	1.00%	0.80%
Stage 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 329	£ 180
Loss allowance	£ 85	£ 47
Coverage ratio	25.80%	26.10%
Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 646	£ 395
Loss allowance	£ 79	£ 43
Coverage ratio	12.20%	10.90%
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 350	£ 200
Loss allowance	£ 27	£ 17
Coverage ratio	7.70%	8.50%
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 3,476	£ 4,602
Loss allowance	£ 155	£ 119
Coverage ratio	4.50%	2.60%
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 3	£ 2
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 2,735	£ 3,021
Total ECL	£ 320	£ 403
Coverage ratio	11.70%	13.30%
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 572	£ 828
On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	280,972	281,571
Loss allowance	£ 933	£ 828
Coverage ratio	0.30%	0.30%
On-balance sheet | Customer loans
Disclosure of credit risk exposure [line items]
Exposure	£ 219,700	£ 210,600
On-balance sheet | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Exposure	1,100	1,400
On-balance sheet | Sovereign assets measured at amortized cost
Disclosure of credit risk exposure [line items]
Exposure	7,500	13,200
On-balance sheet | Financial assets measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Exposure	6,000	5,900
On-balance sheet | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Exposure	46,600	50,500
On-balance sheet | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	194,661	185,608
Loss allowance	£ 504	£ 368
Coverage ratio	0.30%	0.20%
On-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 187,141	£ 177,297
Loss allowance	£ 250	£ 186
Coverage ratio	0.10%	0.10%
On-balance sheet | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 2,558	£ 2,341
Loss allowance	£ 120	£ 82
Coverage ratio	4.70%	3.50%
On-balance sheet | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 4,962	£ 5,970
Loss allowance	£ 134	£ 100
Coverage ratio	2.70%	1.70%
On-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,384	£ 4,984
Loss allowance	£ 67	£ 52
Coverage ratio	1.20%	1.00%
On-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 18,518	£ 19,282
Loss allowance	£ 362	£ 408
Coverage ratio	2.00%	2.10%
On-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 62,409	£ 71,697
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	£ 259,950	£ 262,134
Loss allowance	£ 145	£ 116
Coverage ratio	0.10%	0.00%
On-balance sheet | Stage 1 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 178,033	£ 171,791
Loss allowance	£ 57	£ 53
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 171,733	£ 164,381
Loss allowance	£ 24	£ 9
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 2,192	£ 2,125
Loss allowance	£ 14	£ 15
Coverage ratio	0.60%	0.70%
On-balance sheet | Stage 1 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 4,108	£ 5,285
Loss allowance	£ 19	£ 29
Coverage ratio	0.50%	0.50%
On-balance sheet | Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,005	£ 4,760
Loss allowance	£ 19	£ 18
Coverage ratio	0.40%	0.40%
On-balance sheet | Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 14,507	£ 13,890
Loss allowance	£ 69	£ 45
Coverage ratio	0.50%	0.30%
On-balance sheet | Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 62,405	£ 71,693
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 18,380	£ 16,497
Loss allowance	£ 477	£ 314
Coverage ratio	2.60%	1.90%
On-balance sheet | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 14,551	£ 11,693
Loss allowance	£ 295	£ 178
Coverage ratio	2.00%	1.50%
On-balance sheet | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 13,576	£ 11,118
Loss allowance	£ 131	£ 88
Coverage ratio	1.00%	0.80%
On-balance sheet | Stage 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 329	£ 181
Loss allowance	£ 85	£ 47
Coverage ratio	25.80%	26.00%
On-balance sheet | Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 646	£ 394
Loss allowance	£ 79	£ 43
Coverage ratio	12.20%	10.90%
On-balance sheet | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 350	£ 200
Loss allowance	£ 27	£ 17
Coverage ratio	7.70%	8.50%
On-balance sheet | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 3,476	£ 4,602
Loss allowance	£ 155	£ 119
Coverage ratio	4.50%	2.60%
On-balance sheet | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 3	£ 2
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 2,642	£ 2,940
Loss allowance	£ 311	£ 398
Coverage ratio	11.80%	13.50%
On-balance sheet | Stage 3 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 2,077	£ 2,124
Loss allowance	£ 152	£ 137
Coverage ratio	7.30%	6.50%
On-balance sheet | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 1,832	£ 1,798
Loss allowance	£ 95	£ 89
Coverage ratio	5.20%	4.90%
On-balance sheet | Stage 3 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 37	£ 35
Loss allowance	£ 21	£ 20
Coverage ratio	56.80%	57.10%
On-balance sheet | Stage 3 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 208	£ 291
Loss allowance	£ 36	£ 28
Coverage ratio	17.30%	9.60%
On-balance sheet | Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 29	£ 24
Loss allowance	£ 21	£ 17
Coverage ratio	72.40%	70.80%
On-balance sheet | Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 535	£ 790
Loss allowance	£ 138	£ 244
Coverage ratio	25.80%	30.90%
On-balance sheet | Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 1	£ 2
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 31,858	£ 37,748
Provision	£ 74	£ 38
Coverage ratio	0.20%	0.10%
Off-balance sheet | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 21,722	£ 29,371
Provision	£ 42	£ 21
Coverage ratio	0.20%	0.10%
Off-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 8,029	£ 15,950
Provision	£ 3	£ 5
Coverage ratio	0.00%	0.00%
Off-balance sheet | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 10,288	£ 9,960
Provision	£ 10	£ 7
Coverage ratio	0.10%	0.10%
Off-balance sheet | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 3,405	£ 3,461
Provision	£ 29	£ 9
Coverage ratio	0.90%	0.30%
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 356	£ 314
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 9,780	£ 8,063
Provision	£ 32	£ 17
Coverage ratio	0.30%	0.20%
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	£ 30,863	£ 36,151
Provision	£ 26	£ 17
Coverage ratio	0.10%	0.00%
Off-balance sheet | Stage 1 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 21,176	£ 29,123
Provision	£ 12	£ 12
Coverage ratio	0.10%	0.00%
Off-balance sheet | Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 7,899	£ 15,851
Provision	£ 2	£ 5
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 10,137	£ 9,887
Provision	£ 3	£ 3
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 3,140	£ 3,385
Provision	£ 7	£ 4
Coverage ratio	0.20%	0.10%
Off-balance sheet | Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 356	£ 314
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 9,331	£ 6,714
Provision	£ 14	£ 5
Coverage ratio	0.20%	0.10%
Off-balance sheet | Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 902	£ 1,516
Provision	£ 39	£ 16
Coverage ratio	4.30%	1.10%
Off-balance sheet | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 490	£ 204
Provision	£ 28	£ 8
Coverage ratio	5.70%	3.90%
Off-balance sheet | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 109	£ 81
Provision	£ 1	£ 0
Coverage ratio	0.90%	0.00%
Off-balance sheet | Stage 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 122	£ 49
Provision	£ 6	£ 3
Coverage ratio	4.90%	6.10%
Off-balance sheet | Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 259	£ 74
Provision	£ 21	£ 5
Coverage ratio	8.10%	6.80%
Off-balance sheet | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 412	£ 1,312
Provision	£ 11	£ 8
Coverage ratio	2.70%	0.60%
Off-balance sheet | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 93	£ 81
Provision	£ 9	£ 5
Coverage ratio	9.70%	6.20%
Off-balance sheet | Stage 3 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 56	£ 44
Provision	£ 2	£ 1
Coverage ratio	3.60%	2.30%
Off-balance sheet | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 21	£ 18
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 3 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 29	£ 24
Provision	£ 1	£ 1
Coverage ratio	3.40%	4.20%
Off-balance sheet | Stage 3 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6	£ 2
Provision	£ 1	£ 0
Coverage ratio	16.70%	0.00%
Off-balance sheet | Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 37	£ 37
Provision	£ 7	£ 4
Coverage ratio	18.90%	10.80%
Off-balance sheet | Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%